OTHER LIABILITIES (Tables)	12 Months Ended
Jun. 30, 2022
OTHER LIABILITIES
Schedule of other liabilities

Other liabilities as of June 30, 2022 and 2021 consisted of:

	June 30, 2022	June 30, 2021
Other tax payable	$1,630,159	$1,623,217
Accounts payable	3,874	—
Accrued payroll	172,508	101,656
Compensation payable	1,260,000	1,260,000
Legal fee payable	381,224	276,782
Loans payable	263,205	—
Audit fee payable	60,000	51,294
Rental and property management fee payable	264,689	269,392
Other payables	271,529	132,927
	$4,307,188	$3,715,268